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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05550

The Alger Portfolios
__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1. Schedule of Investments.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited)

COMMON STOCKS—93.8%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	23,166	$9,730
AEROSPACE & DEFENSE—4.8%
Honeywell International, Inc.	165,639	18,559,850
Lockheed Martin Corp.	17,274	3,826,191
The Boeing Co.	29,952	3,802,107
TransDigm Group, Inc.*	1,300	286,442
		26,474,590
AIRLINES—0.9%
Delta Air Lines, Inc.	88,000	4,283,840
United Continental Holdings, Inc.*	13,700	820,082
		5,103,922
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	53,750	2,840,688
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Hanesbrands, Inc.	36,900	1,045,746
PVH Corp.	15,400	1,525,524
		2,571,270
APPLICATION SOFTWARE—2.2%
Adobe Systems, Inc.*	57,977	5,438,243
salesforce.com, inc.*	90,975	6,716,684
		12,154,927
AUTO PARTS & EQUIPMENT—1.4%
Delphi Automotive PLC.	88,260	6,621,265
WABCO Holdings, Inc.*	9,100	972,972
		7,594,237
BIOTECHNOLOGY—5.0%
ACADIA Pharmaceuticals, Inc.*	46,700	1,305,732
Biogen, Inc.*	21,381	5,565,902
BioMarin Pharmaceutical, Inc.*	33,052	2,726,129
Celgene Corp.*	66,211	6,627,059
Gilead Sciences, Inc.	60,128	5,523,358
Incyte Corp.*	14,621	1,059,584
Vertex Pharmaceuticals, Inc.*	61,242	4,868,126
		27,675,890
BREWERS—1.5%
Molson Coors Brewing Co., Cl. B	83,786	8,058,537
BROADCASTING—1.2%
CBS Corp., Cl. B	119,300	6,572,237
BUILDING PRODUCTS—0.2%
Fortune Brands Home & Security, Inc.	22,094	1,238,148
CABLE & SATELLITE—1.5%
Comcast Corporation, Cl. A	137,704	8,410,960
CASINOS & GAMING—0.3%
Las Vegas Sands Corp.	34,100	1,762,288
COMMUNICATIONS EQUIPMENT—0.3%
Arista Networks, Inc.*	12,954	817,397
Cisco Systems, Inc.	32,000	911,040
		1,728,437

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSUMER FINANCE—0.2%
LendingClub Corp.*	71,300	$591,790
Synchrony Financial*	24,691	707,644
		1,299,434
DATA PROCESSING & OUTSOURCED SERVICES—3.7%
Alliance Data Systems Corp.*	7,006	1,541,320
Sabre Corp.	107,100	3,097,332
Visa, Inc., Cl. A	208,115	15,916,635
		20,555,287
DIVERSIFIED CHEMICALS—0.2%
EI Du Pont de Nemours & Co.	20,900	1,323,388
DRUG RETAIL—1.4%
CVS Caremark Corp.	56,603	5,871,429
Walgreens Boots Alliance, Inc.	25,797	2,173,139
		8,044,568
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Eaton Corp., PLC.	31,200	1,951,872
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Stericycle, Inc.*	18,100	2,284,039
FOOD RETAIL—0.7%
The Kroger Co.	105,474	4,034,381
GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.	32,737	2,802,287
Dollar Tree, Inc.*	25,860	2,132,416
		4,934,703
HEALTH CARE EQUIPMENT—2.6%
Boston Scientific Corp.*	134,500	2,529,945
DexCom, Inc.*	16,200	1,100,142
Edwards Lifesciences Corp.*	49,200	4,339,932
Hologic, Inc.*	15,800	545,100
STERIS PLC.	53,000	3,765,650
Stryker Corp.	14,100	1,512,789
Zimmer Biomet Holdings, Inc.	5,400	575,802
		14,369,360
HEALTH CARE FACILITIES—0.8%
Acadia Healthcare Co., Inc.*	7,100	391,281
Amsurg Corp.*	16,800	1,253,280
HCA Holdings, Inc.*	32,540	2,539,747
		4,184,308
HOME ENTERTAINMENT SOFTWARE—0.7%
Electronic Arts, Inc.*	62,600	4,138,486
HOME IMPROVEMENT RETAIL—0.7%
Lowe's Companies, Inc.	15,233	1,153,900
The Home Depot, Inc.	21,600	2,882,088
		4,035,988
HOTELS RESORTS & CRUISE LINES—1.2%
Ctrip.com International Ltd.#*	27,310	1,208,741
Norwegian Cruise Line Holdings Ltd.*	78,800	4,356,852

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—(CONT.)
Royal Caribbean Cruises Ltd.	13,300	$1,092,595
		6,658,188
HOUSEWARES & SPECIALTIES—2.5%
Jarden Corp.*	134,563	7,932,489
Newell Rubbermaid, Inc.	130,800	5,793,132
		13,725,621
HYPERMARKETS & SUPER CENTERS—0.4%
Costco Wholesale Corp.	13,100	2,064,298
INDUSTRIAL CONGLOMERATES—0.9%
3M Co.	10,400	1,732,952
General Electric Co.	98,214	3,122,223
		4,855,175
INTEGRATED OIL & GAS—0.2%
TOTAL SA#	30,500	1,385,310
INTEGRATED TELECOMMUNICATION SERVICES—1.8%
AT&T, Inc.	133,800	5,240,946
Verizon Communications, Inc.	85,600	4,629,248
		9,870,194
INTERNET RETAIL—3.6%
Amazon.com, Inc.*	31,087	18,454,486
NetFlix, Inc.*	12,790	1,307,522
The Priceline Group, Inc.*	200	257,792
		20,019,800
INTERNET SOFTWARE & SERVICES—14.0%
Alphabet, Inc., Cl. C*	54,537	40,627,338
comScore, Inc.*	27,800	835,112
Facebook, Inc., Cl. A*	246,001	28,068,714
LinkedIn Corp., Cl. A*	14,280	1,632,918
Match Group, Inc.*	77,200	853,832
Palantir Technologies, Inc., Cl. A*,@	41,286	381,070
Yahoo! Inc.*	136,140	5,011,313
		77,410,297
INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	100,412	2,511,304
LEISURE PRODUCTS—0.5%
Coach, Inc.	68,800	2,758,192
LIFE SCIENCES TOOLS & SERVICES—2.0%
Thermo Fisher Scientific, Inc.	76,565	10,840,838
MANAGED HEALTH CARE—2.2%
Aetna, Inc.	17,200	1,932,420
Humana, Inc.	7,400	1,353,830
UnitedHealth Group, Inc.	67,077	8,646,225
		11,932,475
MOVIES & ENTERTAINMENT—1.1%
The Walt Disney Co.	37,398	3,713,995
Time Warner, Inc.	36,100	2,619,055
		6,333,050

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—0.4%
Halliburton Company	30,800	$1,100,176
Weatherford International PLC.*	165,000	1,283,700
		2,383,876
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Anadarko Petroleum Corp.	47,800	2,226,046
Devon Energy Corp.	43,200	1,185,408
EOG Resources, Inc.	23,800	1,727,404
		5,138,858
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Bank of America Corp.	204,109	2,759,554
PACKAGED FOODS & MEATS—0.5%
Mead Johnson Nutrition Co., Cl. A	6,500	552,305
The Kraft Heinz Co.	26,500	2,081,840
		2,634,145
PHARMACEUTICALS—4.9%
Allergan PLC.*	42,773	11,464,447
Bristol-Myers Squibb Co.	122,651	7,834,946
Eli Lilly & Co.	34,300	2,469,943
Pacira Pharmaceuticals, Inc.*	45,900	2,431,782
Pfizer, Inc.	73,800	2,187,432
Shire PLC.	17,900	1,021,633
		27,410,183
RAILROADS—0.4%
Union Pacific Corp.	26,410	2,100,916
REGIONAL BANKS—0.2%
Citizens Financial Group, Inc.	53,800	1,127,110
RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*	37,300	2,981,016
RESTAURANTS—1.8%
McDonald's Corp.	44,068	5,538,466
Starbucks Corp.	71,615	4,275,416
		9,813,882
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	89,543	3,287,124
SEMICONDUCTOR EQUIPMENT—0.1%
Lam Research Corp.	4,800	396,480
SEMICONDUCTORS—1.7%
Broadcom Ltd.	36,802	5,685,909
NXP Semiconductors NV*	48,854	3,960,594
		9,646,503
SOFT DRINKS—1.9%
PepsiCo, Inc.	100,601	10,309,590
SPECIALIZED CONSUMER SERVICES—0.5%
ServiceMaster Global Holdings, Inc.*	78,345	2,952,040
SPECIALIZED FINANCE—0.2%
McGraw Hill Financial, Inc.	9,755	965,550
SPECIALTY CHEMICALS—0.9%
PPG Industries, Inc.	20,694	2,307,174

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY CHEMICALS—(CONT.)
The Sherwin-Williams Co.	9,900	$2,818,233
		5,125,407
SPECIALTY STORES—0.7%
Signet Jewelers Ltd.	32,159	3,988,681
SYSTEMS SOFTWARE—5.5%
Microsoft Corp.	448,681	24,780,652
Oracle Corp.	39,200	1,603,672
Red Hat, Inc.*	26,700	1,989,417
ServiceNow, Inc.*	22,789	1,394,231
TubeMogul, Inc.*	42,100	544,774
		30,312,746
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.3%
Apple, Inc.	268,319	29,244,088
TOBACCO—1.4%
Altria Group, Inc.	79,100	4,956,406
Philip Morris International, Inc.	29,900	2,933,489
		7,889,895
TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	158,297	5,234,882
United Rentals, Inc.*	10,900	677,871
		5,912,753
TOTAL COMMON STOCKS
(Cost $473,269,911)		520,096,814
PREFERRED STOCKS—0.5%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	199,768	83,903
Choicestream, Inc., Cl. B*,@,(a)	445,303	187,027
		270,930
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	168,373	1,554,083
Palantir Technologies, Inc., Cl. D*,@	21,936	202,469
		1,756,552
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	20,889	787,097
TOTAL PREFERRED STOCKS
(Cost $2,360,207)		2,814,579
MASTER LIMITED PARTNERSHIP—0.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
The Blackstone Group LP.	157,564	4,419,670
The Carlyle Group LP.	25,026	422,439
		4,842,109
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $5,648,835)		4,842,109
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	143,140	3,844,740

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—0.3%
Crown Castle International Corp.	21,100	$1,825,150
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $6,000,841)		5,669,890
Total Investments
(Cost $487,279,794)(b)	96.2%	533,423,392
Other Assets in Excess of Liabilities	3.8%	20,803,630
NET ASSETS	100.0%	$554,227,022

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $496,663,522, amounted to $36,759,870 which consisted of aggregate gross unrealized appreciation of $56,424,523 and aggregate gross unrealized depreciation of $19,664,653.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2016
Choicestream, Inc.	3/14/14	$6,718	0.00%	$9,730	0.00%
Choicestream, Inc., Cl. A	12/17/13	159,751	0.02%	83,903	0.02%
Choicestream, Inc., Cl. B	7/10/14	267,182	0.03%	187,027	0.03%
Intarcia Therapeutics, Inc.	3/27/14	676,595	0.13%	787,097	0.14%
Palantir Technologies, Inc., Cl. A	10/07/14	268,648	0.07%	381,070	0.07%
Palantir Technologies, Inc., Cl. B	10/07/14	1,111,840	0.28%	1,554,083	0.28%
Palantir Technologies, Inc., Cl. D	10/14/14	144,839	0.11%	202,469	0.04%
Total				$3,205,379	0.58%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited)

COMMON STOCKS—97.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	15,490	$6,506
AEROSPACE & DEFENSE—3.4%
Hexcel Corp.	43,400	1,897,014
Honeywell International, Inc.	47,300	5,299,965
TransDigm Group, Inc.*	7,900	1,740,686
		8,937,665
AIRLINES—1.0%
Delta Air Lines, Inc.	52,900	2,575,172
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Hanesbrands, Inc.	67,600	1,915,784
Michael Kors Holdings Ltd.*	23,400	1,332,864
Ralph Lauren Corp.	17,400	1,674,924
		4,923,572
APPLICATION SOFTWARE—3.4%
Adobe Systems, Inc.*	26,375	2,473,975
Guidewire Software, Inc.*	28,887	1,573,764
salesforce.com, inc.*	27,400	2,022,942
Ultimate Software Group, Inc.*	15,000	2,902,500
		8,973,181
ASSET MANAGEMENT & CUSTODY BANKS—3.3%
Affiliated Managers Group, Inc.*	23,201	3,767,843
WisdomTree Investments, Inc.	430,475	4,920,329
		8,688,172
AUTOMOBILE MANUFACTURERS—1.0%
Tesla Motors, Inc.*	11,700	2,688,309
BIOTECHNOLOGY—5.4%
BioMarin Pharmaceutical, Inc.*	25,400	2,094,992
Celgene Corp.*	44,100	4,413,969
Gilead Sciences, Inc.	56,500	5,190,090
Incyte Corp.*	10,500	760,935
Vertex Pharmaceuticals, Inc.*	24,800	1,971,352
		14,431,338
BREWERS—1.3%
Molson Coors Brewing Co., Cl. B	36,700	3,529,806
BROADCASTING—1.1%
CBS Corp., Cl. B	50,700	2,793,063
BROADCASTING & CABLE TV—0.7%
Discovery Communications, Inc., Series A*	69,500	1,989,785
CABLE & SATELLITE—1.0%
Comcast Corporation, Cl. A	42,900	2,620,332
COMMUNICATIONS EQUIPMENT—0.9%
Juniper Networks, Inc.	38,200	974,482
Palo Alto Networks, Inc.*	8,500	1,386,690
		2,361,172
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.0%
Wabtec Corp.	33,200	2,632,428

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSUMER FINANCE—2.4%
American Express Co.	17,600	$1,080,640
LendingClub Corp.*	633,550	5,258,465
		6,339,105
DATA PROCESSING & OUTSOURCED SERVICES—1.7%
Euronet Worldwide, Inc.*	28,000	2,075,080
Visa, Inc., Cl. A	32,400	2,477,952
		4,553,032
ELECTRONIC EQUIPMENT MANUFACTURERS—1.3%
FLIR Systems, Inc.	100,700	3,318,065
ELECTRONIC MANUFACTURING SERVICES—0.8%
Trimble Navigation Ltd.*	81,353	2,017,554
FOOD RETAIL—1.5%
The Kroger Co.	104,600	4,000,950
HEALTH CARE EQUIPMENT—3.3%
Edwards Lifesciences Corp.*	13,700	1,208,477
Hologic, Inc.*	58,500	2,018,250
Intuitive Surgical, Inc.*	9,100	5,469,555
		8,696,282
HEALTH CARE SUPPLIES—0.4%
Neogen Corp.*	21,600	1,087,560
HEALTH CARE TECHNOLOGY—0.4%
Veeva Systems, Inc., Cl. A*	40,100	1,004,104
HOME ENTERTAINMENT SOFTWARE—0.3%
Take-Two Interactive Software, Inc.*	18,700	704,429
HOME FURNISHING RETAIL—0.5%
Williams-Sonoma, Inc.	23,400	1,280,916
HOME IMPROVEMENT RETAIL—2.2%
The Home Depot, Inc.	42,995	5,736,823
HOMEBUILDING—1.0%
Lennar Corp., Cl. A	56,900	2,751,684
HOTELS RESORTS & CRUISE LINES—2.2%
Norwegian Cruise Line Holdings Ltd.*	107,400	5,938,146
HOUSEWARES & SPECIALTIES—0.5%
Newell Rubbermaid, Inc.	30,600	1,355,274
INDUSTRIAL CONGLOMERATES—1.9%
Danaher Corp.	52,695	4,998,648
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	11,500	1,656,575
INDUSTRIAL MACHINERY—0.5%
Donaldson Co., Inc.	39,500	1,260,445
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
SBA Communications Corp., Cl. A*	20,350	2,038,459
INTERNET RETAIL—3.8%
Amazon.com, Inc.*	8,720	5,176,541
NetFlix, Inc.*	24,075	2,461,187
The Priceline Group, Inc.*	1,800	2,320,128
		9,957,856

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—12.1%
Alphabet, Inc., Cl. C*	21,485	$16,005,251
Facebook, Inc., Cl. A*	114,862	13,105,754
Palantir Technologies, Inc., Cl. A*,@	25,072	231,414
Stamps.com, Inc.*	26,600	2,827,048
		32,169,467
LEISURE PRODUCTS—0.6%
Coach, Inc.	42,600	1,707,834
LIFE SCIENCES TOOLS & SERVICES—0.5%
Thermo Fisher Scientific, Inc.	9,400	1,330,946
MANAGED HEALTH CARE—1.1%
Centene Corp.*	46,500	2,863,005
MOVIES & ENTERTAINMENT—1.3%
Time Warner, Inc.	47,400	3,438,870
OIL & GAS EQUIPMENT & SERVICES—0.1%
Weatherford International PLC.*	34,400	267,632
OIL & GAS EXPLORATION & PRODUCTION—1.8%
Anadarko Petroleum Corp.	75,400	3,511,378
EOG Resources, Inc.	16,500	1,197,570
		4,708,948
PACKAGED FOODS & MEATS—4.0%
Mead Johnson Nutrition Co., Cl. A	15,700	1,334,029
The Kraft Heinz Co.	33,700	2,647,472
The WhiteWave Foods Co.*	98,800	4,015,232
TreeHouse Foods, Inc.*	31,000	2,689,250
		10,685,983
PHARMACEUTICALS—2.7%
Bristol-Myers Squibb Co.	71,900	4,592,972
Eli Lilly & Co.	19,100	1,375,391
Pacira Pharmaceuticals, Inc.*	24,400	1,292,712
		7,261,075
REAL ESTATE SERVICES—0.5%
Jones Lang LaSalle, Inc.	11,400	1,337,448
RESEARCH & CONSULTING SERVICES—1.3%
CoStar Group, Inc.*	5,775	1,086,682
Verisk Analytics, Inc., Cl. A*	30,700	2,453,544
		3,540,226
RESTAURANTS—2.2%
Chipotle Mexican Grill, Inc.*	2,900	1,365,813
Panera Bread Co., Cl. A*	7,500	1,536,225
Shake Shack, Inc., Cl. A*	76,235	2,845,090
		5,747,128
SEMICONDUCTORS—2.3%
Microsemi Corp.*	93,400	3,578,154
Skyworks Solutions, Inc.	30,904	2,407,422
		5,985,576
SPECIALTY STORES—1.3%
Signet Jewelers Ltd.	23,200	2,877,496

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY STORES—(CONT.)
Tiffany & Co.	9,400	$689,772
		3,567,268
SYSTEMS SOFTWARE—5.6%
Fortinet, Inc.*	68,600	2,101,218
Microsoft Corp.	133,813	7,390,492
Oracle Corp.	31,900	1,305,029
ServiceNow, Inc.*	32,238	1,972,321
TubeMogul, Inc.*	159,802	2,067,838
		14,836,898
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.2%
Apple, Inc.	150,690	16,423,703
TRADING COMPANIES & DISTRIBUTORS—1.7%
HD Supply Holdings, Inc.*	137,788	4,556,649
TRUCKING—0.2%
Old Dominion Freight Line, Inc.*	9,400	654,428
TOTAL COMMON STOCKS
(Cost $237,897,327)		256,929,492
PREFERRED STOCKS—0.7%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	133,576	56,102
Choicestream, Inc., Cl. B*,@,(a)	284,863	119,642
		175,744
INTERNET SOFTWARE & SERVICES—0.4%
Palantir Technologies, Inc., Cl. B*,@	102,250	943,768
Palantir Technologies, Inc., Cl. D*,@	13,322	122,962
		1,066,730
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	13,642	514,030
TOTAL PREFERRED STOCKS
(Cost $1,482,765)		1,756,504
MASTER LIMITED PARTNERSHIP—1.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
The Blackstone Group LP.	117,300	3,290,265
(Cost $3,102,408)		3,290,265
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
RESIDENTIAL—1.0%
AvalonBay Communities, Inc.	14,200	2,700,840
(Cost $2,345,239)		2,700,840
Total Investments
(Cost $244,827,739)(b)	99.9%	264,677,101
Other Assets in Excess of Liabilities	0.1%	263,138
NET ASSETS	100.0%	$264,940,239

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

(b) At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $252,047,738, amounted to $12,629,363 which consisted of aggregate gross unrealized appreciation of $25,248,240 and aggregate gross unrealized depreciation of $12,618,877.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2016
Choicestream, Inc.	3/14/14	$4,492	0.00%	$6,506	0.00%
Choicestream, Inc., Cl. A	12/17/13	106,819	0.03%	56,102	0.02%
Choicestream, Inc., Cl. B	7/10/14	170,918	0.05%	119,642	0.05%
Intarcia Therapeutics, Inc.	3/27/14	441,864	0.14%	514,030	0.19%
Palantir Technologies, Inc., Cl. A	10/07/14	163,144	0.05%	231,414	0.09%
Palantir Technologies, Inc., Cl. B	10/07/14	675,201	0.22%	943,768	0.35%
Palantir Technologies, Inc.,
Cl. D	10/14/14	87,963	0.03%	122,962	0.05%
Total				$1,994,424	0.75%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited)

COMMON STOCKS—89.2%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	7,853	$3,298
AEROSPACE & DEFENSE—2.4%
Hexcel Corp.	33,700	1,473,027
TransDigm Group, Inc.*	7,000	1,542,380
		3,015,407
AIRLINES—1.9%
Southwest Airlines Co	22,400	1,003,520
Spirit Airlines, Inc.*	8,300	398,234
United Continental Holdings, Inc.*	16,500	987,690
		2,389,444
ALTERNATIVE CARRIERS—0.4%
Level 3 Communications, Inc.*	9,400	496,790
APPAREL ACCESSORIES & LUXURY GOODS—3.0%
Hanesbrands, Inc.	49,300	1,397,162
lululemon athletica, Inc.*	8,300	561,993
PVH Corp.	8,700	861,822
Under Armour, Inc., Cl. A*	11,300	958,579
		3,779,556
APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	12,900	725,496
Ross Stores, Inc.	26,000	1,505,400
		2,230,896
APPLICATION SOFTWARE—1.3%
ACI Worldwide, Inc.*	49,500	1,029,105
Guidewire Software, Inc.*	3,500	190,680
Intuit, Inc.	4,000	416,040
		1,635,825
AUTO PARTS & EQUIPMENT—2.1%
Delphi Automotive PLC.	21,500	1,612,930
WABCO Holdings, Inc.*	10,300	1,101,276
		2,714,206
AUTOMOBILE MANUFACTURERS—0.1%
Tesla Motors, Inc.*	600	137,862
AUTOMOTIVE RETAIL—0.9%
O'Reilly Automotive, Inc.*	4,200	1,149,372
BIOTECHNOLOGY—3.0%
Anacor Pharmaceuticals, Inc.*	5,400	288,630
BioMarin Pharmaceutical, Inc.*	8,300	684,584
Bluebird Bio, Inc.*	5,600	238,000
Incyte Corp.*	9,000	652,230
Portola Pharmaceuticals, Inc.*	12,200	248,880
Ultragenyx Pharmaceutical, Inc.*	7,000	443,170
United Therapeutics Corp.*	6,100	679,723
Vertex Pharmaceuticals, Inc.*	6,700	532,583
		3,767,800
BROADCASTING—1.1%
CBS Corp., Cl. B	24,300	1,338,687

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—3.0%
Allegion PLC.	27,900	$1,777,509
AO Smith Corp.	9,800	747,838
Fortune Brands Home & Security, Inc.	23,500	1,316,940
		3,842,287
CASINOS & GAMING—0.9%
Penn National Gaming, Inc.*	71,400	1,191,666
COMMUNICATIONS EQUIPMENT—2.7%
Arista Networks, Inc.*	8,400	530,040
ARRIS International PLC.*	13,700	314,004
Ciena Corp.*	21,800	414,636
F5 Networks, Inc.*	4,900	518,665
Finisar Corp.*	39,700	724,128
Lumentum Holdings, Inc.*	19,700	531,309
Palo Alto Networks, Inc.*	2,600	424,164
		3,456,946
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—0.6%
Wabtec Corp.	9,000	713,610
CONSUMER FINANCE—0.1%
LendingClub Corp.*	20,500	170,150
DATA PROCESSING & OUTSOURCED SERVICES—4.5%
Alliance Data Systems Corp.*	5,700	1,254,000
Fiserv, Inc.*	15,100	1,548,958
MAXIMUS, Inc.	19,500	1,026,480
Sabre Corp.	40,300	1,165,476
Vantiv, Inc., CL. A*	13,400	721,992
		5,716,906
DISTILLERS & VINTNERS—0.3%
Constellation Brands Inc., Cl. A	2,900	438,161
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Stericycle, Inc.*	10,900	1,375,471
FOOD RETAIL—0.8%
The Kroger Co.	27,700	1,059,525
GENERAL MERCHANDISE STORES—2.0%
Dollar General Corp.	17,100	1,463,760
Dollar Tree, Inc.*	13,000	1,071,980
		2,535,740
HEALTH CARE EQUIPMENT—5.0%
ABIOMED, Inc.*	12,000	1,137,720
DexCom, Inc.*	22,900	1,555,139
Edwards Lifesciences Corp.*	15,400	1,358,434
Hologic, Inc.*	38,800	1,338,600
IDEXX Laboratories, Inc.*	8,800	689,216
STERIS PLC.	4,700	333,935
		6,413,044
HEALTH CARE FACILITIES—3.2%
Acadia Healthcare Co., Inc.*	17,500	964,425
Amsurg Corp.*	12,300	917,580

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—(CONT.)
Universal Health Services, Inc., Cl. B	10,300	$1,284,616
VCA Antech, Inc.*	16,100	928,809
		4,095,430
HEALTH CARE SERVICES—0.7%
Adeptus Health, Inc., Cl. A*	9,400	522,076
Diplomat Pharmacy, Inc.*	11,300	309,620
		831,696
HOMEBUILDING—0.4%
Toll Brothers, Inc.*	17,300	510,523
HOTELS RESORTS & CRUISE LINES—5.1%
Ctrip.com International Ltd.#*	7,000	309,820
Diamond Resorts International, Inc.*	76,200	1,851,660
Norwegian Cruise Line Holdings Ltd.*	43,800	2,421,702
Royal Caribbean Cruises Ltd.	22,900	1,881,235
		6,464,417
HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	13,900	1,281,302
HOUSEWARES & SPECIALTIES—2.9%
Jarden Corp.*	36,300	2,139,885
Newell Rubbermaid, Inc.	33,600	1,488,144
		3,628,029
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	4,300	619,415
INDUSTRIAL MACHINERY—1.3%
Colfax Corp.*	12,700	363,093
Donaldson Co., Inc.	25,100	800,941
Graco, Inc.	6,400	537,344
		1,701,378
INTERNET SOFTWARE & SERVICES—1.8%
comScore, Inc.*	18,600	558,744
Cornerstone OnDemand, Inc.*	18,700	612,799
Criteo SA#*	10,800	447,336
LinkedIn Corp., Cl. A*	3,800	434,530
Palantir Technologies, Inc., Cl. A*,@	12,572	116,040
Twitter, Inc.*	9,800	162,190
		2,331,639
INVESTMENT BANKING & BROKERAGE—0.6%
TD Ameritrade Holding Corp.	25,900	816,627
LEISURE PRODUCTS—1.5%
Coach, Inc.	28,400	1,138,556
Mattel, Inc.	22,000	739,640
		1,878,196
LIFE SCIENCES TOOLS & SERVICES—0.3%
Quintiles Transnational Holdings, Inc.*	5,700	371,070
MOVIES & ENTERTAINMENT—0.4%
Live Nation Entertainment, Inc.*	24,300	542,133
OIL & GAS DRILLING—0.2%
Patterson-UTI Energy, Inc.	11,700	206,154

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Devon Energy Corp.	10,400	$285,376
Newfield Exploration Co.*	8,500	282,625
PDC Energy, Inc.*	4,800	285,360
		853,361
PACKAGED FOODS & MEATS—2.2%
ConAgra Foods, Inc.	4,300	191,866
Mead Johnson Nutrition Co., Cl. A	4,400	373,868
The WhiteWave Foods Co.*	22,000	894,080
TreeHouse Foods, Inc.*	15,100	1,309,925
		2,769,739
PHARMACEUTICALS—0.8%
Akorn, Inc.*	4,300	101,179
Jazz Pharmaceuticals PLC.*	2,300	300,265
Pacira Pharmaceuticals, Inc.*	11,800	625,164
		1,026,608
REAL ESTATE SERVICES—0.4%
Jones Lang LaSalle, Inc.	3,900	457,548
REGIONAL BANKS—1.6%
Citizens Financial Group, Inc.	39,500	827,525
Signature Bank*	8,900	1,211,468
		2,038,993
RESEARCH & CONSULTING SERVICES—2.3%
CoStar Group, Inc.*	3,800	715,046
Verisk Analytics, Inc., Cl. A*	28,100	2,245,752
		2,960,798
RESTAURANTS—0.7%
Panera Bread Co., Cl. A*	4,600	942,218
SECURITY & ALARM SERVICES—0.8%
Tyco International PLC.	26,100	958,131
SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.	14,800	1,222,480
SEMICONDUCTORS—4.4%
Broadcom Ltd.	14,800	2,286,600
Microsemi Corp.*	25,500	976,905
NXP Semiconductors NV*	10,800	875,556
Skyworks Solutions, Inc.	18,200	1,417,780
		5,556,841
SPECIALIZED CONSUMER SERVICES—1.2%
ServiceMaster Global Holdings, Inc.*	40,200	1,514,736
SPECIALIZED FINANCE—1.2%
McGraw Hill Financial, Inc.	12,900	1,276,842
Moody's Corp.	2,800	270,368
		1,547,210
SPECIALTY CHEMICALS—3.9%
Axalta Coating Systems Ltd.*	37,000	1,080,400
Balchem Corp.	4,900	303,898
Celanese Corp.	12,800	838,400
PPG Industries, Inc.	12,200	1,360,178

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY CHEMICALS—(CONT.)
The Sherwin-Williams Co.	4,900	$1,394,883
		4,977,759
SPECIALTY STORES—3.4%
Signet Jewelers Ltd.	11,000	1,364,330
The Michaels Cos, Inc.*	28,400	794,348
Tractor Supply Co.	13,900	1,257,394
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,000	968,700
		4,384,772
SYSTEMS SOFTWARE—3.7%
Fortinet, Inc.*	41,100	1,258,893
Proofpoint, Inc.*	8,100	435,618
Red Hat, Inc.*	7,000	521,570
ServiceNow, Inc.*	29,000	1,774,220
Tableau Software, Inc., Cl. A*	5,200	238,524
TubeMogul, Inc.*	37,000	478,780
		4,707,605
TRADING COMPANIES & DISTRIBUTORS—1.7%
HD Supply Holdings, Inc.*	64,900	2,146,243
TRUCKING—0.3%
Old Dominion Freight Line, Inc.*	6,400	445,568
TOTAL COMMON STOCKS
(Cost $109,432,801)		113,361,268
PREFERRED STOCKS—2.2%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	67,720	28,442
Choicestream, Inc., Cl. B*,@,(a)	148,200	62,244
		90,686
BIOTECHNOLOGY—1.5%
Prosetta Biosciences, Inc.*,@,(a)	170,419	770,293
Tolero Pharmaceuticals, Inc.*,@,(a)	356,682	1,075,789
		1,846,082
INTERNET SOFTWARE & SERVICES—0.4%
Palantir Technologies, Inc., Cl. B*,@	51,276	473,277
Palantir Technologies, Inc., Cl. D*,@	6,681	61,666
		534,943
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	7,214	271,824
TOTAL PREFERRED STOCKS
(Cost $2,602,121)		2,743,535
REAL ESTATE INVESTMENT TRUST—3.7%	SHARES	VALUE
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	17,000	600,100
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	24,000	644,640
OFFICE—0.7%
Digital Realty Trust, Inc.	9,800	867,202

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
RESIDENTIAL—0.3%
Equity Lifestyle Properties, Inc.	6,300	$458,199
SPECIALIZED—1.7%
Crown Castle International Corp.	15,600	1,349,400
Lamar Advertising Co., Cl. A	13,000	799,500
		2,148,900
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,783,396)		4,719,041
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	244,501	244,501
(Cost $244,501)		244,501
Total Investments
(Cost $117,062,819)(b)	95.3%	121,068,345
Other Assets in Excess of Liabilities	4.7%	5,966,025
NET ASSETS	100.0%	$127,034,370

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $117,096,986, amounted to $3,971,359 which consisted of aggregate gross unrealized appreciation of $10,883,741 and aggregate gross unrealized depreciation of $6,912,382.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2016
Choicestream, Inc.	3/14/14	$2,277	0.00%	$3,298	0.00%
Choicestream, Inc., Cl. A	12/17/13	54,155	0.03%	28,442	0.02%
Choicestream, Inc., Cl. B	7/10/14	88,920	0.05%	62,244	0.05%
Intarcia Therapeutics, Inc.	3/27/14	233,661	0.15%	271,824	0.22%
JS Kred SPV I, LLC.	6/26/15	244,501	0.15%	244,501	0.19%
Palantir Technologies, Inc., Cl. A	10/07/14	81,806	0.05%	116,040	0.09%
Palantir Technologies, Inc., Cl. B	10/07/14	338,598	0.22%	473,277	0.37%
Palantir Technologies, Inc., Cl. D	10/14/14	44,113	0.03%	61,666	0.05%
Prosetta Biosciences, Inc.	2/06/05	766,885	0.50%	770,293	0.60%
Tolero Pharmaceuticals, Inc.	8/01/14	710,780	0.45%	710,780	0.56%
Tolero Pharmaceuticals, Inc.	10/31/14	365,009	0.23%	365,009	0.29%
Total				$3,107,374	2.44%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited)

COMMON STOCKS—85.0%	SHARES	VALUE
AEROSPACE & DEFENSE—0.6%
Hexcel Corp.	475	$20,762
AIR FREIGHT & LOGISTICS—0.6%
Forward Air Corp.	495	22,433
ALTERNATIVE CARRIERS—0.2%
Zayo Group Holdings, Inc.*	330	7,999
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
lululemon athletica, Inc.*	370	25,053
Ralph Lauren Corp.	350	33,691
		58,744
APPAREL RETAIL—1.1%
Burlington Stores, Inc.*	380	21,371
Foot Locker, Inc.	260	16,770
		38,141
APPLICATION SOFTWARE—5.7%
Blackbaud, Inc.	515	32,388
Fair Isaac Corp.	150	15,913
HubSpot, Inc.*	335	14,613
Manhattan Associates, Inc.*	550	31,278
Splunk, Inc.*	250	12,233
Tyler Technologies, Inc.*	380	48,872
Ultimate Software Group, Inc.*	225	43,538
		198,835
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
Affiliated Managers Group, Inc.*	275	44,660
WisdomTree Investments, Inc.	4,065	46,463
		91,123
AUTO PARTS & EQUIPMENT—1.7%
Lear Corp.	265	29,460
WABCO Holdings, Inc.*	290	31,007
		60,467
BIOTECHNOLOGY—2.1%
ACADIA Pharmaceuticals, Inc.*	500	13,980
Anacor Pharmaceuticals, Inc.*	85	4,543
Halozyme Therapeutics, Inc.*	530	5,019
Heron Therapeutics, Inc.*	165	3,133
Neurocrine Biosciences, Inc.*	155	6,130
Portola Pharmaceuticals, Inc.*	662	13,505
TESARO, Inc.*	155	6,825
Ultragenyx Pharmaceutical, Inc.*	325	20,576
		73,711
BUILDING PRODUCTS—3.0%
Allegion PLC.	375	23,891
AO Smith Corp.	100	7,631
Fortune Brands Home & Security, Inc.	620	34,745
Masonite International Corp.*	555	36,353
		102,620
CASINOS & GAMING—2.1%
Penn National Gaming, Inc.*	4,405	73,519

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
COMMODITY CHEMICALS—0.4%
Calgon Carbon Corp.	1,070	$15,001
COMMUNICATIONS EQUIPMENT—1.2%
Finisar Corp.*	585	10,670
Lumentum Holdings, Inc.*	1,140	30,746
		41,416
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.1%
Wabtec Corp.	500	39,645
CONSUMER FINANCE—1.3%
LendingClub Corp.*	5,315	44,115
DATA PROCESSING & OUTSOURCED SERVICES—3.0%
Broadridge Financial Solutions	240	14,234
Euronet Worldwide, Inc.*	525	38,908
Global Payments, Inc.	205	13,386
MAXIMUS, Inc.	295	15,529
Vantiv, Inc., CL. A*	435	23,438
		105,495
EDUCATION SERVICES—0.7%
Strayer Education, Inc.*	470	22,913
ELECTRONIC EQUIPMENT MANUFACTURERS—1.6%
FEI Co.	355	31,599
FLIR Systems, Inc.	720	23,724
		55,323
ELECTRONIC MANUFACTURING SERVICES—0.6%
Trimble Navigation Ltd.*	815	20,212
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Waste Connections, Inc.	462	29,841
FOOD DISTRIBUTORS—0.6%
Performance Food Group Co.*	890	20,782
HEALTH CARE EQUIPMENT—5.7%
Abaxis, Inc.	395	17,929
ABIOMED, Inc.*	484	45,888
Cantel Medical Corp.	500	35,680
DexCom, Inc.*	280	19,015
Hologic, Inc.*	385	13,282
IDEXX Laboratories, Inc.*	340	26,629
STERIS PLC.	545	38,722
		197,145
HEALTH CARE FACILITIES—3.3%
Acadia Healthcare Co., Inc.*	655	36,097
Amsurg Corp.*	400	29,840
Surgery Partners, Inc.*	675	8,951
VCA Antech, Inc.*	670	38,652
		113,540
HEALTH CARE SERVICES—0.3%
Diplomat Pharmacy, Inc.*	375	10,275
HEALTH CARE SUPPLIES—0.9%
DENTSPLY SIRONA, Inc.	275	16,948

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE SUPPLIES—(CONT.)
Neogen Corp.*	285	$14,350
		31,298
HEALTH CARE TECHNOLOGY—0.9%
athenahealth, Inc.*	80	11,102
Vocera Communications, Inc.*	1,658	21,140
		32,242
HOME ENTERTAINMENT SOFTWARE—0.5%
Take-Two Interactive Software, Inc.*	430	16,198
HOME FURNISHING RETAIL—0.8%
Williams-Sonoma, Inc.	475	26,002
HOMEBUILDING—0.3%
Toll Brothers, Inc.*	355	10,476
HOTELS RESORTS & CRUISE LINES—1.0%
Diamond Resorts International, Inc.*	1,386	33,680
HOUSEWARES & SPECIALTIES—1.1%
Jarden Corp.*	672	39,614
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.8%
On Assignment, Inc.*	975	35,997
WageWorks, Inc.*	510	25,811
		61,808
INDUSTRIAL MACHINERY—1.6%
Donaldson Co., Inc.	685	21,859
Sun Hydraulics Corp.	970	32,194
		54,053
INTERNET SOFTWARE & SERVICES—4.7%
Criteo SA#*	1,065	44,112
Cvent, Inc.*	800	17,120
Match Group, Inc.*	2,915	32,240
Palantir Technologies, Inc., Cl. A*,@	3,818	35,240
Stamps.com, Inc.*	330	35,073
		163,785
INVESTMENT BANKING & BROKERAGE—0.8%
Virtu Financial, Inc., Cl. A	1,286	28,433
LEISURE FACILITIES—0.9%
Planet Fitness, Inc., Cl. A*	1,850	30,044
LIFE SCIENCES TOOLS & SERVICES—1.7%
Mettler-Toledo International, Inc.*	35	12,067
PRA Health Sciences, Inc.*	265	11,331
Quintiles Transnational Holdings, Inc.*	525	34,178
		57,576
MANAGED HEALTH CARE—1.2%
Centene Corp.*	650	40,020
MOVIES & ENTERTAINMENT—1.0%
Lions Gate Entertainment Corp.	1,530	33,430
OIL & GAS EXPLORATION & PRODUCTION—0.2%
Whiting Petroleum Corp.*	700	5,586
PACKAGED FOODS & MEATS—1.7%
The WhiteWave Foods Co.*	785	31,903

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PACKAGED FOODS & MEATS—(CONT.)
TreeHouse Foods, Inc.*	295	$25,591
		57,494
PAPER PACKAGING—1.2%
Graphic Packaging Holding Co.	2,140	27,499
Sealed Air Corp.	325	15,603
		43,102
PHARMACEUTICALS—1.8%
Akorn, Inc.*	510	12,000
Nektar Therapeutics*	410	5,638
Pacira Pharmaceuticals, Inc.*	440	23,311
The Medicines Co.*	660	20,968
		61,917
RAILROADS—0.3%
Genesee & Wyoming, Inc., Cl. A*	155	9,719
REAL ESTATE SERVICES—1.4%
Jones Lang LaSalle, Inc.	410	48,101
REGIONAL BANKS—1.9%
Investors Bancorp, Inc.	1,910	22,232
Signature Bank*	150	20,418
SVB Financial Group*	215	21,941
		64,591
RESEARCH & CONSULTING SERVICES—0.4%
CoStar Group, Inc.*	75	14,113
RESTAURANTS—2.8%
Chipotle Mexican Grill, Inc.*	30	14,129
Dave & Buster's Entertainment, Inc.*	180	6,981
Fiesta Restaurant Group, Inc.*	555	18,193
Panera Bread Co., Cl. A*	105	21,507
Shake Shack, Inc., Cl. A*	985	36,760
		97,570
SEMICONDUCTORS—2.7%
Cavium Networks, Inc.*	365	22,324
Microsemi Corp.*	1,240	47,504
Monolithic Power Systems, Inc.	355	22,592
		92,420
SPECIALIZED CONSUMER SERVICES—0.6%
ServiceMaster Global Holdings, Inc.*	565	21,289
SPECIALTY CHEMICALS—1.1%
Axalta Coating Systems Ltd.*	770	22,484
Balchem Corp.	265	16,435
		38,919
SPECIALTY STORES—2.6%
Signet Jewelers Ltd.	330	40,930
The Michaels Cos, Inc.*	1,500	41,955
Ulta Salon, Cosmetics & Fragrance, Inc.*	40	7,749
		90,634
SYSTEMS SOFTWARE—4.0%
Fortinet, Inc.*	765	23,432

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(CONT.)
Proofpoint, Inc.*	720	$38,722
ServiceNow, Inc.*	365	22,331
Tableau Software, Inc., Cl. A*	165	7,568
TubeMogul, Inc.*	3,650	47,231
		139,284
TRADING COMPANIES & DISTRIBUTORS—1.0%
HD Supply Holdings, Inc.*	1,060	35,054
TOTAL COMMON STOCKS
(Cost $2,812,163)		2,942,509
PREFERRED STOCKS—9.7%	SHARES	VALUE
BIOTECHNOLOGY—1.4%
Prosetta Biosciences, Inc.*,@,(a)	10,615	47,980
INTERNET SOFTWARE & SERVICES—4.7%
Palantir Technologies, Inc., Cl. B*,@	15,569	143,702
Palantir Technologies, Inc., Cl. D*,@	2,028	18,718
		162,420
PHARMACEUTICALS—3.6%
Intarcia Therapeutics, Inc.*,@	3,330	125,475
TOTAL PREFERRED STOCKS
(Cost $271,826)		335,875
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	335	–
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—3.2%	SHARES	VALUE
SPECIALIZED—3.2%
CyrusOne, Inc.	645	29,444
Lamar Advertising Co., Cl. A	649	39,913
Sovran Self Storage, Inc.	365	43,052
		112,409
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $93,962)		112,409
Total Investments
(Cost $3,177,951)(b)	97.9%	3,390,793
Other Assets in Excess of Liabilities	2.1%	72,565
NET ASSETS	100.0%	$3,463,358

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,319,449, amounted to $71,344 which consisted of aggregate gross unrealized appreciation of $313,305 and aggregate gross unrealized depreciation of $241,961.
* Non-income producing security.

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2016
Intarcia Therapeutics, Inc.	3/27/14	$107,859	0.15%	$125,475	3.62%
Palantir Technologies, Inc., Cl. A	10/07/14	24,844	0.05%	35,240	1.02%
Palantir Technologies, Inc., Cl. B	10/07/14	102,809	0.22%	143,702	4.15%
Palantir Technologies, Inc., Cl. D	10/14/14	13,390	0.03%	18,718	0.54%
Prosetta Biosciences, Inc.	2/06/15	47,768	0.10%	47,980	1.39%
Total				$371,115	10.72%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited)

COMMON STOCKS—91.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.2%
Hexcel Corp.	48,500	$2,119,935
AIR FREIGHT & LOGISTICS—0.9%
Forward Air Corp.	33,900	1,536,348
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
G-III Apparel Group Ltd.*	21,600	1,056,024
APPAREL RETAIL—2.4%
American Eagle Outfitters, Inc.	86,700	1,445,289
Burlington Stores, Inc.*	51,100	2,873,864
		4,319,153
APPLICATION SOFTWARE—12.9%
American Software, Inc., Cl. A	219,899	1,979,091
ANSYS, Inc.*	11,900	1,064,574
Blackbaud, Inc.	49,400	3,106,766
Ellie Mae, Inc.*	5,900	534,776
Fair Isaac Corp.	10,200	1,082,118
Guidewire Software, Inc.*	24,400	1,329,312
HubSpot, Inc.*	19,300	841,866
Manhattan Associates, Inc.*	69,000	3,924,030
Monotype Imaging Holdings, Inc.	27,700	662,584
Paycom Software, Inc.*	69,800	2,484,880
Textura Corp.*	116,600	2,172,258
Tyler Technologies, Inc.*	30,200	3,884,022
		23,066,277
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	164,700	1,882,521
AUTO PARTS & EQUIPMENT—0.9%
Tenneco, Inc.*	30,500	1,571,055
AUTOMOTIVE RETAIL—0.7%
Lithia Motors, Inc., Cl. A	15,300	1,336,149
BIOTECHNOLOGY—3.8%
ACADIA Pharmaceuticals, Inc.*	27,900	780,084
Anacor Pharmaceuticals, Inc.*	11,000	587,950
Celldex Therapeutics, Inc.*	54,800	207,144
Halozyme Therapeutics, Inc.*	63,500	601,345
Heron Therapeutics, Inc.*	34,800	660,852
Juno Therapeutics, Inc.*	10,900	415,181
Neurocrine Biosciences, Inc.*	16,600	656,530
Portola Pharmaceuticals, Inc.*	42,500	867,000
TESARO, Inc.*	25,400	1,118,362
Ultragenyx Pharmaceutical, Inc.*	12,800	810,368
		6,704,816
BUILDING PRODUCTS—1.7%
Masonite International Corp.*	45,200	2,960,600
CASINOS & GAMING—1.1%
Penn National Gaming, Inc.*	116,100	1,937,709
COMMODITY CHEMICALS—0.7%
Calgon Carbon Corp.	87,500	1,226,750

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.8%
Euronet Worldwide, Inc.*	26,000	$1,926,860
MAXIMUS, Inc.	24,300	1,279,152
		3,206,012
EDUCATION SERVICES—0.5%
Strayer Education, Inc.*	18,004	877,695
ELECTRONIC COMPONENTS—1.0%
DTS, Inc.*	80,900	1,762,002
ELECTRONIC EQUIPMENT MANUFACTURERS—3.4%
Cognex Corp.	60,400	2,352,580
FEI Co.	31,600	2,812,716
FLIR Systems, Inc.	29,000	955,550
		6,120,846
FOOD DISTRIBUTORS—0.9%
Performance Food Group Co.*	71,600	1,671,860
FOOD RETAIL—0.5%
Smart & Final Stores, Inc.*	54,100	876,420
HEALTH CARE EQUIPMENT—5.6%
Abaxis, Inc.	60,300	2,737,017
ABIOMED, Inc.*	24,800	2,351,288
Cantel Medical Corp.	53,600	3,824,896
STERIS PLC.	14,700	1,044,435
		9,957,636
HEALTH CARE FACILITIES—2.8%
Amsurg Corp.*	23,500	1,753,100
Surgery Partners, Inc.*	66,000	875,160
VCA Antech, Inc.*	40,300	2,324,907
		4,953,167
HEALTH CARE SUPPLIES—5.2%
Anika Therapeutics, Inc.*	31,100	1,390,792
Meridian Bioscience, Inc.	49,200	1,014,012
Neogen Corp.*	88,400	4,450,940
Quidel Corp.*	138,500	2,390,510
		9,246,254
HEALTH CARE TECHNOLOGY—3.5%
Medidata Solutions, Inc.*	64,300	2,489,053
Quality Systems, Inc.	67,900	1,034,796
Veeva Systems, Inc., Cl. A*	48,300	1,209,432
Vocera Communications, Inc.*	115,200	1,468,800
		6,202,081
HOME ENTERTAINMENT SOFTWARE—0.5%
Take-Two Interactive Software, Inc.*	22,800	858,876
HOME FURNISHING RETAIL—0.3%
Williams-Sonoma, Inc.	10,100	552,874
HOMEFURNISHING RETAIL—0.4%
Restoration Hardware Holdings, Inc.*	16,900	708,110
HOTELS RESORTS & CRUISE LINES—0.8%
Diamond Resorts International, Inc.*	62,900	1,528,470

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.7%
On Assignment, Inc.*	63,700	$2,351,804
WageWorks, Inc.*	48,800	2,469,768
		4,821,572
INDUSTRIAL MACHINERY—3.5%
Proto Labs, Inc.*	45,100	3,476,759
Sun Hydraulics Corp.	85,800	2,847,702
		6,324,461
INTERNET SOFTWARE & SERVICES—5.3%
comScore, Inc.*	35,400	1,063,416
Cvent, Inc.*	100,997	2,161,336
NIC, Inc.	75,800	1,366,674
SPS Commerce, Inc.*	36,000	1,545,840
Stamps.com, Inc.*	30,500	3,241,540
		9,378,806
INVESTMENT BANKING & BROKERAGE—0.5%
Evercore Partners, Inc., Cl. A	18,000	931,500
LEISURE FACILITIES—0.5%
Planet Fitness, Inc., Cl. A*	53,300	865,592
LIFE SCIENCES TOOLS & SERVICES—4.0%
Bio-Techne Corp.	38,000	3,591,760
Luminex Corp.*	113,900	2,209,660
PRA Health Sciences, Inc.*	31,210	1,334,539
		7,135,959
MANAGED HEALTH CARE—0.8%
Molina Healthcare, Inc.*	21,900	1,412,331
OIL & GAS EQUIPMENT & SERVICES—0.5%
RPC, Inc.	62,900	891,922
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Parsley Energy, Inc., Cl. A*	35,000	791,000
QEP Resources, Inc.	71,000	1,001,810
		1,792,810
PACKAGED FOODS & MEATS—0.6%
TreeHouse Foods, Inc.*	11,800	1,023,650
PAPER PACKAGING—0.5%
Graphic Packaging Holding Co.	75,200	966,320
PHARMACEUTICALS—1.5%
Impax Laboratories, Inc.*	23,100	739,662
Nektar Therapeutics*	22,500	309,375
Pacira Pharmaceuticals, Inc.*	13,800	731,124
Revance Therapeutics, Inc.*	24,800	433,008
The Medicines Co.*	14,400	457,488
		2,670,657
REGIONAL BANKS—2.6%
Bank of the Ozarks, Inc.	46,621	1,956,683
Boston Private Financial Holdings, Inc.	129,600	1,483,920
Investors Bancorp, Inc.	100,100	1,165,164
		4,605,767

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
RESTAURANTS—3.0%
Dave & Buster's Entertainment, Inc.*	35,800	$1,388,324
Fiesta Restaurant Group, Inc.*	23,900	783,442
Papa John's International, Inc.	27,000	1,463,130
Shake Shack, Inc., Cl. A*	45,200	1,686,864
		5,321,760
SEMICONDUCTORS—3.1%
Cavium Networks, Inc.*	25,300	1,547,348
Microsemi Corp.*	54,500	2,087,895
Monolithic Power Systems, Inc.	29,200	1,858,288
		5,493,531
SPECIALTY CHEMICALS—1.9%
Balchem Corp.	53,500	3,318,070
SPECIALTY STORES—0.8%
Five Below, Inc.*	35,240	1,456,822
SYSTEMS SOFTWARE—2.6%
Fleetmatics Group PLC.*	35,569	1,448,014
Proofpoint, Inc.*	27,000	1,452,060
TubeMogul, Inc.*	135,800	1,757,252
		4,657,326
TRADING COMPANIES & DISTRIBUTORS—1.3%
Watsco, Inc.	17,200	2,317,528
TOTAL COMMON STOCKS
(Cost $162,942,477)		163,626,024
PREFERRED STOCKS—1.1%	SHARES	VALUE
BIOTECHNOLOGY—0.6%
Prosetta Biosciences, Inc.*,@,(a)	75,383	340,731
Tolero Pharmaceuticals, Inc.*,@,(a)	244,116	736,278
		1,077,009
PHARMACEUTICALS—0.5%
Intarcia Therapeutics, Inc.*,@	22,595	851,380
TOTAL PREFERRED STOCKS
(Cost $1,807,354)		1,928,389
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	13,100	–
Neuralstem, Inc., 1/8/2019*,@	133,150	–
		–
TOTAL RIGHTS
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
SPECIALIZED—2.9%
CyrusOne, Inc.	58,700	2,679,655
Sovran Self Storage, Inc.	21,300	2,512,335
		5,191,990
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,603,774)		5,191,990

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	427,047	$427,047
(Cost $427,047)		427,047
Total Investments
(Cost $168,780,652)(b)	96.0%	171,173,450
Other Assets in Excess of Liabilities	4.0%	7,217,060
NET ASSETS	100.0%	$178,390,510

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At March 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $171,886,822, amounted to $713,372 which consisted of aggregate gross unrealized appreciation of $17,450,712 and aggregate gross unrealized depreciation of $18,164,084.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2016
Intarcia Therapeutics, Inc.	3/27/14	$731,852	0.15%	$851,380	0.48%
JS Kred SPV I, LLC.	6/26/15	427,047	0.15%	427,047	0.24%
Prosetta Biosciences, Inc.	2/6/15	339,224	0.10%	340,731	0.19%
Tolero Pharmaceuticals, Inc.	10/31/14	736,278	0.20%	736,278	0.41%
Total				$2,355,436	1.32%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited)

COMMON STOCKS—91.2%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	1,723	$724
AEROSPACE & DEFENSE—4.6%
General Dynamics Corp.	2,550	334,993
Honeywell International, Inc.	6,300	705,915
The Boeing Co.	4,250	539,495
		1,580,403
AIR FREIGHT & LOGISTICS—0.8%
United Parcel Service, Inc., Cl. B	2,600	274,222
AIRPORT SERVICES—0.7%
Macquarie Infrastructure Corp.	3,500	236,040
APPAREL RETAIL—1.3%
L Brands, Inc.	2,100	184,401
VF Corp.	3,800	246,088
		430,489
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
BlackRock, Inc.	1,500	510,855
AUTO PARTS & EQUIPMENT—1.2%
Delphi Automotive PLC.	5,400	405,108
BIOTECHNOLOGY—1.5%
Amgen, Inc.	1,350	202,405
Gilead Sciences, Inc.	3,500	321,510
		523,915
BREWERS—1.0%
Anheuser-Busch InBev SA#	1,050	130,893
Molson Coors Brewing Co., Cl. B	2,300	221,214
		352,107
CABLE & SATELLITE—1.7%
Comcast Corporation, Cl. A	9,800	598,584
CASINOS & GAMING—0.5%
Las Vegas Sands Corp.	3,400	175,712
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	14,250	405,697
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	3,850	153,846
CONSUMER FINANCE—1.0%
Discover Financial Services	3,850	196,042
Synchrony Financial*	4,831	138,456
		334,498
DIVERSIFIED BANKS—4.6%
JPMorgan Chase & Co.	14,650	867,573
Wells Fargo & Co.	14,450	698,802
		1,566,375
DIVERSIFIED CHEMICALS—0.8%
The Dow Chemical Co.	5,700	289,902
DRUG RETAIL—2.2%
CVS Caremark Corp.	5,600	580,888
Walgreens Boots Alliance, Inc.	2,200	185,328
		766,216

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Eaton Corp., PLC.	2,850	$178,296
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Potash Corporation of Saskatchewan, Inc.	4,900	83,398
HEALTH CARE EQUIPMENT—1.2%
Becton Dickinson and Co.	1,800	273,276
St. Jude Medical, Inc.	2,700	148,500
		421,776
HOME IMPROVEMENT RETAIL—2.3%
The Home Depot, Inc.	5,950	793,909
HOTELS RESORTS & CRUISE LINES—0.7%
Royal Caribbean Cruises Ltd.	2,950	242,342
HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	6,566	540,447
HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores, Inc.	5,250	359,573
INDUSTRIAL CONGLOMERATES—2.3%
General Electric Co.	24,801	788,424
INTEGRATED OIL & GAS—3.8%
Exxon Mobil Corp.	11,350	948,746
TOTAL SA#	7,550	342,921
		1,291,667
INTEGRATED TELECOMMUNICATION SERVICES—3.6%
AT&T, Inc.	10,250	401,492
Verizon Communications, Inc.	15,359	830,615
		1,232,107
INTERNET SOFTWARE & SERVICES—4.3%
Alphabet, Inc., Cl. A*	700	534,030
Alphabet, Inc., Cl. C*	701	522,210
Facebook, Inc., Cl. A*	3,750	427,875
		1,484,115
INVESTMENT BANKING & BROKERAGE—1.9%
Morgan Stanley	18,200	455,182
TD Ameritrade Holding Corp.	6,000	189,180
		644,362
LEISURE FACILITIES—0.7%
Six Flags Entertainment Corp.	4,600	255,254
LEISURE PRODUCTS—1.2%
Coach, Inc.	5,550	222,500
Mattel, Inc.	6,100	205,082
		427,582
MANAGED HEALTH CARE—2.2%
Aetna, Inc.	3,250	365,137
UnitedHealth Group, Inc.	3,050	393,145
		758,282
MOVIES & ENTERTAINMENT—1.0%
The Walt Disney Co.	3,550	352,551
MULTI-LINE INSURANCE—0.8%
Hartford Financial Services Group, Inc.	5,700	262,656

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MULTI-UTILITIES—0.7%
Sempra Energy	2,250	$234,113
OIL & GAS EQUIPMENT & SERVICES—0.7%
Halliburton Company	6,550	233,966
OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips	7,150	287,931
OTHER DIVERSIFIED FINANCIAL SERVICES—0.9%
Bank of America Corp.	24,100	325,832
PACKAGED FOODS & MEATS—0.7%
The Kraft Heinz Co.	3,072	241,336
PHARMACEUTICALS—8.8%
Bristol-Myers Squibb Co.	9,700	619,636
Eli Lilly & Co.	7,450	536,475
GlaxoSmithKline PLC.#	5,700	231,135
Johnson & Johnson	6,900	746,580
Pfizer, Inc.	21,386	633,881
Roche Holding AG#	8,000	245,000
		3,012,707
RAILROADS—1.1%
CSX Corp.	14,050	361,787
RESTAURANTS—2.3%
Darden Restaurants, Inc.	2,850	188,955
McDonald's Corp.	4,750	596,980
		785,935
SECURITY & ALARM SERVICES—0.9%
Tyco International PLC.	8,600	315,706
SEMICONDUCTOR EQUIPMENT—0.7%
Kla-Tencor Corp.	3,450	251,195
SEMICONDUCTORS—3.6%
Broadcom Ltd.	3,750	579,375
Intel Corp.	13,900	449,665
QUALCOMM, Inc.	4,300	219,902
		1,248,942
SOFT DRINKS—3.6%
PepsiCo, Inc.	7,150	732,732
The Coca-Cola Co.	10,900	505,651
		1,238,383
SPECIALIZED FINANCE—1.3%
CME Group, Inc.	4,730	454,316
SYSTEMS SOFTWARE—3.6%
Microsoft Corp.	22,450	1,239,914
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.6%
Apple, Inc.	12,450	1,356,926
Seagate Technology PLC.	6,650	229,092
		1,586,018
TOBACCO—2.5%
Altria Group, Inc.	13,650	855,309
TOTAL COMMON STOCKS
(Cost $23,018,149)		31,394,824

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

CONVERTIBLE PREFERRED STOCKS—0.7%	SHARES	VALUE
PHARMACEUTICALS—0.7%
Allergan PLC., 5.50%, 3/1/2018*	260	$238,976
(Cost $260,000)		238,976
PREFERRED STOCKS—0.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	14,862	6,242
Choicestream, Inc., Cl. B*,@,(a)	31,697	13,313
		19,555
TOTAL PREFERRED STOCKS
(Cost $30,903)		19,555
MASTER LIMITED PARTNERSHIP—2.1%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
The Blackstone Group LP.	17,650	495,083
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP.(b)	8,150	235,046
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $663,774)		730,129
REAL ESTATE INVESTMENT TRUST—3.1%	SHARES	VALUE
HEALTH CARE—1.0%
Welltower, Inc.	4,750	329,365
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	8,000	214,880
SPECIALIZED—1.5%
Crown Castle International Corp.	2,800	242,200
Lamar Advertising Co., Cl. A	4,350	267,525
		509,725
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $941,894)		1,053,970
Total Investments
(Cost $24,914,720)(c)	97.1%	33,437,454
Other Assets in Excess of Liabilities	2.9%	988,038
NET ASSETS	100.0%	$34,425,492

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) All or a portion of the security is on loan.
(c) At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,813,068, amounted to $8,624,386 which consisted of aggregate gross unrealized appreciation of $9,288,090 and aggregate gross unrealized depreciation of $663,704.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2016
Choicestream, Inc.	3/14/14	$500	0.00%	$724	0.00%
Choicestream, Inc., Cl. A	12/17/13	11,885	0.03%	6,242	0.02%
Choicestream, Inc., Cl. B	7/10/14	19,018	0.05%	13,313	0.04%
Total				$20,279	0.06%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited)

COMMON STOCKS—64.3%	SHARES	VALUE
AEROSPACE & DEFENSE—3.2%
General Dynamics Corp.	3,600	$472,932
Honeywell International, Inc.	8,900	997,245
The Boeing Co.	6,100	774,334
		2,244,511
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	3,700	390,239
AIRPORT SERVICES—0.5%
Macquarie Infrastructure Corp.	5,100	343,944
APPAREL RETAIL—0.9%
L Brands, Inc.	3,100	272,211
VF Corp.	5,800	375,608
		647,819
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
BlackRock, Inc.	2,100	715,197
AUTO PARTS & EQUIPMENT—0.8%
Delphi Automotive PLC.	8,000	600,160
BIOTECHNOLOGY—1.1%
Amgen, Inc.	2,000	299,860
Gilead Sciences, Inc.	5,200	477,672
		777,532
BREWERS—0.8%
Anheuser-Busch InBev SA#	1,600	199,456
Molson Coors Brewing Co., Cl. B	3,500	336,630
		536,086
CABLE & SATELLITE—1.2%
Comcast Corporation, Cl. A	13,803	843,087
CASINOS & GAMING—0.3%
Las Vegas Sands Corp.	4,600	237,728
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	20,300	577,941
CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	5,700	227,772
CONSUMER FINANCE—0.7%
Discover Financial Services	6,100	310,612
Synchrony Financial*	6,771	194,057
		504,669
DIVERSIFIED BANKS—3.2%
JPMorgan Chase & Co.	20,800	1,231,776
Wells Fargo & Co.	20,700	1,001,052
		2,232,828
DIVERSIFIED CHEMICALS—0.6%
The Dow Chemical Co.	8,400	427,224
DRUG RETAIL—1.5%
CVS Caremark Corp.	7,700	798,721
Walgreens Boots Alliance, Inc.	3,200	269,568
		1,068,289
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC.	4,100	256,496

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Potash Corporation of Saskatchewan, Inc.	6,600	$112,332
HEALTH CARE EQUIPMENT—0.9%
Becton Dickinson and Co.	2,600	394,732
St. Jude Medical, Inc.	4,200	231,000
		625,732
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	8,500	1,134,155
HOTELS RESORTS & CRUISE LINES—0.5%
Royal Caribbean Cruises Ltd.	4,300	353,245
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	9,200	757,252
HYPERMARKETS & SUPER CENTERS—0.7%
Wal-Mart Stores, Inc.	7,400	506,826
INDUSTRIAL CONGLOMERATES—1.6%
General Electric Co.	34,907	1,109,694
INTEGRATED OIL & GAS—2.6%
Exxon Mobil Corp.	16,100	1,345,799
TOTAL SA#	11,300	513,246
		1,859,045
INTEGRATED TELECOMMUNICATION SERVICES—2.6%
AT&T, Inc.	15,000	587,550
Verizon Communications, Inc.	22,808	1,233,457
		1,821,007
INTERNET SOFTWARE & SERVICES—3.0%
Alphabet, Inc., Cl. A*	1,000	762,900
Alphabet, Inc., Cl. C*	1,003	747,185
Facebook, Inc., Cl. A*	5,400	616,140
		2,126,225
INVESTMENT BANKING & BROKERAGE—1.3%
Morgan Stanley	26,500	662,765
TD Ameritrade Holding Corp.	8,900	280,617
		943,382
LEISURE FACILITIES—0.5%
Six Flags Entertainment Corp.	6,900	382,881
LEISURE PRODUCTS—0.9%
Coach, Inc.	8,400	336,756
Mattel, Inc.	8,800	295,856
		632,612
MANAGED HEALTH CARE—1.6%
Aetna, Inc.	4,900	550,515
UnitedHealth Group, Inc.	4,500	580,050
		1,130,565
MOVIES & ENTERTAINMENT—0.8%
The Walt Disney Co.	5,400	536,274
MULTI-LINE INSURANCE—0.6%
Hartford Financial Services Group, Inc.	8,700	400,896
MULTI-UTILITIES—0.5%
Sempra Energy	3,300	343,365

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	10,000	$357,200
OIL & GAS EXPLORATION & PRODUCTION—0.6%
ConocoPhillips	10,900	438,943
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Bank of America Corp.	35,000	473,200
PACKAGED FOODS & MEATS—0.5%
The Kraft Heinz Co.	4,400	345,664
PHARMACEUTICALS—6.2%
Bristol-Myers Squibb Co.	14,200	907,096
Eli Lilly & Co.	10,500	756,105
GlaxoSmithKline PLC.#	8,400	340,620
Johnson & Johnson	9,800	1,060,360
Pfizer, Inc.	30,289	897,766
Roche Holding AG#	12,300	376,687
		4,338,634
RAILROADS—0.8%
CSX Corp.	21,100	543,325
RESTAURANTS—1.6%
Darden Restaurants, Inc.	4,000	265,200
McDonald's Corp.	6,700	842,056
		1,107,256
SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.	13,800	506,598
SEMICONDUCTOR EQUIPMENT—0.5%
Kla-Tencor Corp.	4,700	342,207
SEMICONDUCTORS—2.6%
Broadcom Ltd.	5,400	834,300
Intel Corp.	20,800	672,880
QUALCOMM, Inc.	6,300	322,182
		1,829,362
SOFT DRINKS—2.5%
PepsiCo, Inc.	10,100	1,035,048
The Coca-Cola Co.	15,300	709,767
		1,744,815
SPECIALIZED FINANCE—0.9%
CME Group, Inc.	6,800	653,140
SYSTEMS SOFTWARE—2.5%
Microsoft Corp.	32,000	1,767,360
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.2%
Apple, Inc.	17,700	1,929,123
Seagate Technology PLC.	9,400	323,830
		2,252,953
TOBACCO—1.7%
Altria Group, Inc.	19,000	1,190,540
TOTAL COMMON STOCKS
(Cost $35,864,639)		45,298,207

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

CONVERTIBLE PREFERRED STOCKS—0.5%	SHARES	VALUE
PHARMACEUTICALS—0.5%
Allergan PLC., 5.50%, 3/1/2018	400	$367,656
(Cost $400,000)		367,656
MASTER LIMITED PARTNERSHIP—1.5%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Blackstone Group LP.	25,500	715,275
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP.	11,700	337,428
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $957,407)		1,052,703
REAL ESTATE INVESTMENT TRUST—2.2%	SHARES	VALUE
HEALTH CARE—0.7%
Welltower, Inc.	6,800	471,512
MORTGAGE—0.4%
Blackstone Mortgage Trust, Inc., Cl. A	10,900	292,774
SPECIALIZED—1.1%
Crown Castle International Corp.	4,400	380,600
Lamar Advertising Co., Cl. A	6,300	387,450
		768,050
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,446,880)		1,532,336
	PRINCIPAL
CORPORATE BONDS—28.8%	AMOUNT	VALUE
AGRICULTURAL PRODUCTS—1.6%
Cargill, Inc., 7.35%, 3/6/2019(a)	1,000,000	1,157,113
COMPUTER HARDWARE—4.4%
Dell, Inc., 3.10%, 4/1/2016	1,000,000	1,000,000
HP, Inc., 4.38%, 9/15/2021	2,000,000	2,092,654
		3,092,654
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—2.6%
John Deere Capital Corp., 2.75%, 3/15/2022	1,750,000	1,803,720
DIVERSIFIED BANKS—2.9%
Wells Fargo & Co., 3.30%, 9/9/2024	2,000,000	2,065,732
INDUSTRIAL CONGLOMERATES—3.3%
General Electric Co., 6.00%, 8/7/2019	2,000,000	2,306,816
INTEGRATED OIL & GAS—1.6%
Total Capital SA, 4.45%, 6/24/2020	1,000,000	1,099,636
INTEGRATED TELECOMMUNICATION SERVICES—2.1%
Verizon Communications, Inc., 5.15%, 9/15/2023	1,300,000	1,502,836
IT CONSULTING & OTHER SERVICES—2.9%
International Business Machines Corp., 7.00%, 10/30/2025	1,525,000	2,035,852
OTHER DIVERSIFIED FINANCIAL SERVICES—2.3%
JPMorgan Chase & Co., 4.35%, 8/15/2021	1,500,000	1,640,246
PACKAGED FOODS & MEATS—2.8%
Campbell Soup Co., 2.50%, 8/2/2022	2,000,000	1,963,236

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2016 (Unaudited) (Continued)

	PRINCIPAL
CORPORATE BONDS—(CONT.)	AMOUNT	VALUE
SEMICONDUCTORS—2.3%
Altera Corp., 4.10%, 11/15/2023	1,500,000	$1,660,297
TOTAL CORPORATE BONDS
(Cost $19,847,819)		20,328,138
Total Investments
(Cost $58,516,745)(b)	97.3%	68,579,040
Other Assets in Excess of Liabilities	2.7%	1,881,226
NET ASSETS	100.0%	$70,460,266

# American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent
1.6% of the net assets of the Portfolio.
(b) At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $58,354,798, amounted to $10,224,242 which consisted of aggregate gross unrealized appreciation of $11,391,235 and aggregate gross unrealized depreciation of $1,166,993.
* Non-income producing security.

See Notes to Financial Statements

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Fund operates as a series company currently issuing seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger
Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth
Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger
Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth
Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth &
Income Portfolio’s investment objectives are capital appreciation and current income; and
it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap
Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio,
Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock
Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios’ own assump-
tions in determining the fair value of investments)
The Portfolios’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor. The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits and Money Market Funds.
(c) Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(d) Foreign Currency Transactions: The books and records of the Portfolios are maintained in
U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

amount of net investment income accrued and the U.S. dollar amount actually received.
The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of
Operations.

(e) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Fund Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets, as defined in its prospectuses. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolios are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.
Cash collateral may be invested as determined by the Portfolios. Collateral is returned to the borrower upon settlement of the loan.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(g) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolios on the ex-dividend date.
Alger Growth & Income Portfolio declares and pays dividends from net investment income quarterly. The dividends from net investment income of the other Portfolios are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends from net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the
Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences.
Reclassifications result primarily from the difference in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at fiscal year end and have no impact on the net asset value of the Portfolios and are designed to present the Portfolio’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is each Portfolio’s policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes (“ASC 740”) requires the Portfolios to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The
Portfolios file income tax returns in the U.S. Federal jurisdiction, as well as the New York
State and New York City jurisdictions. The statute of limitations on the Portfolios’ tax returns remains open for the tax years 2012-2015. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that
Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

each Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees and transfer agency fees.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.
NOTE 3 — Fair Value Measurements:
The major categories of securities and their respective fair value inputs are detailed in each
Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of March 31, 2016, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$101,167,895	$101,158,165	—	$9,730
Consumer Staples	43,035,414	43,035,414	—	—
Energy	8,908,044	8,908,044	—	—
Financials	8,662,952	8,662,952	—	—
Health Care	96,413,054	95,391,421	1,021,633	—
Industrials	57,162,527	57,162,527	—	—
Information Technology	185,587,251	185,206,181	—	381,070
Materials	6,448,795	6,448,795	—	—
Telecommunication Services	12,710,882	12,710,882	—	—
TOTAL COMMON STOCKS	$520,096,814	$518,684,381	$1,021,633	$390,800
MASTER LIMITED PARTNERSHIP
Financials	4,842,109	4,842,109	—	—
PREFERRED STOCKS
Consumer Discretionary	270,930	—	—	270,930
Health Care	787,097	—	—	787,097
Information Technology	1,756,552	—	—	1,756,552
TOTAL PREFERRED STOCKS	$2,814,579	—	—	$2,814,579
REAL ESTATE INVESTMENT TRUST
Financials	5,669,890	5,669,890	—	—
TOTAL INVESTMENTS IN
SECURITIES	$533,423,392	$529,196,380	$1,021,633	$3,205,379

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$56,503,366	$56,496,860	—	$6,506
Consumer Staples	18,216,739	18,216,739	—	—
Energy	4,976,580	4,976,580	—	—
Financials	16,364,725	16,364,725	—	—
Health Care	36,674,310	36,674,310	—	—
Industrials	28,068,979	28,068,979	—	—
Information Technology	92,429,759	92,198,345	—	231,414
Materials	1,656,575	1,656,575	—	—
Telecommunication Services	2,038,459	2,038,459	—	—
TOTAL COMMON STOCKS	$256,929,492	$256,691,572	—	$237,920
MASTER LIMITED PARTNERSHIP
Financials	3,290,265	3,290,265	—	—
PREFERRED STOCKS
Consumer Discretionary	175,744	—	—	175,744
Health Care	514,030	—	—	514,030
Information Technology	1,066,730	—	—	1,066,730
TOTAL PREFERRED STOCKS	$1,756,504	—	—	$1,756,504
REAL ESTATE INVESTMENT TRUST
Financials	2,700,840	2,700,840	—	—
TOTAL INVESTMENTS IN
SECURITIES	$264,677,101	$262,682,677	—	$1,994,424

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$33,845,031	$33,841,733	—	$3,298
Consumer Staples	5,548,727	5,548,727	—	—
Energy	1,059,515	1,059,515	—	—
Financials	5,030,528	5,030,528	—	—
Health Care	16,505,648	16,505,648	—	—
Industrials	19,934,567	19,934,567	—	—
Information Technology	25,343,288	25,227,248	—	116,040
Materials	5,597,174	5,597,174	—	—
Telecommunication Services	496,790	496,790	—	—
TOTAL COMMON STOCKS	$113,361,268	$113,241,930	—	$119,338
PREFERRED STOCKS
Consumer Discretionary	90,686	—	—	90,686
Health Care	2,117,906	—	—	2,117,906
Information Technology	534,943	—	—	534,943
TOTAL PREFERRED STOCKS	$2,743,535	—	—	$2,743,535
REAL ESTATE INVESTMENT TRUST
Financials	4,719,041	4,719,041	—	—
SPECIAL PURPOSE VEHICLE
Financials	244,501	—	—	244,501
TOTAL INVESTMENTS IN
SECURITIES	$121,068,345	$117,960,971	—	$3,107,374

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$605,516	$605,516	—	—
Consumer Staples	78,276	78,276	—	—
Energy	5,586	5,586	—	—
Financials	276,363	276,363	—	—
Health Care	617,724	617,724	—	—
Industrials	406,942	406,942	—	—
Information Technology	847,081	811,841	—	35,240
Materials	97,022	97,022	—	——
Telecommunication Services	7,999	7,999	—	—
TOTAL COMMON STOCKS	$2,942,509	$2,907,269	—	$35,240
PREFERRED STOCKS
Health Care	173,455	—	—	173,455
Information Technology	162,420	—	—	162,420
TOTAL PREFERRED STOCKS	$335,875	—	—	$335,875
REAL ESTATE INVESTMENT TRUST
Financials	112,409	112,409	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$3,390,793	$3,019,678	—	$371,115

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 21,531,413	$21,531,413	—	—
Consumer Staples	3,571,930	3,571,930	—	—
Energy	2,684,732	2,684,732	—	—
Financials	7,419,788	7,419,788	—	—
Health Care	48,282,901	48,282,901	—	—
Industrials	20,080,444	20,080,444	—	—
Information Technology	54,543,676	54,543,676	—	—
Materials	5,511,140	5,511,140	—	—
TOTAL COMMON STOCKS	$163,626,024	$163,626,024	—	—
PREFERRED STOCKS
Health Care	1,928,389	—	—	1,928,389
REAL ESTATE INVESTMENT TRUST
Financials	5,191,990	5,191,990	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	427,047	—	—	427,047
TOTAL INVESTMENTS IN
SECURITIES	$171,173,450	$168,818,014	—	$2,355,436

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,622,036	$4,621,312	—	$724
Consumer Staples	4,353,371	4,353,371	—	—
Energy	1,813,564	1,813,564	—	—
Financials	4,098,894	4,098,894	—	—
Health Care	4,716,680	4,716,680	—	—
Industrials	3,734,878	3,734,878	—	—
Information Technology	6,215,881	6,215,881	—	—
Materials	373,300	373,300	—	—
Telecommunication Services	1,232,107	1,232,107	—	—
Utilities	234,113	234,113	—	—
TOTAL COMMON STOCKS	$31,394,824	$31,394,100	—	$724
CONVERTIBLE PREFERRED STOCKS
Health Care	238,976	238,976	—	—
MASTER LIMITED PARTNERSHIP
Energy	235,046	235,046	—	—
Financials	495,083	495,083	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$730,129	$730,129	—	—
PREFERRED STOCKS
Consumer Discretionary	19,555	—	—	19,555
REAL ESTATE INVESTMENT TRUST
Financials	1,053,970	1,053,970	—	—
TOTAL INVESTMENTS IN
SECURITIES	$33,437,454	$33,417,175	—	$20,279

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,702,989	$6,702,989	—	—
Consumer Staples	6,149,472	6,149,472	—	—
Energy	2,655,188	2,655,188	—	—
Financials	5,923,312	5,923,312	—	—
Health Care	6,872,463	6,872,463	—	—
Industrials	5,394,807	5,394,807	—	—
Information Technology	8,896,048	8,896,048	—	—
Materials	539,556	539,556	—	—
Telecommunication Services	1,821,007	1,821,007	—	—
Utilities	343,365	343,365	—	—
TOTAL COMMON STOCKS	$45,298,207	$45,298,207	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	367,656	367,656	—	—
CORPORATE BONDS
Consumer Staples	3,120,349	—	3,120,349	—
Energy	1,099,636	—	1,099,636	—
Financials	3,705,978	—	3,705,978	—
Industrials	4,110,536	—	4,110,536	—
Information Technology	6,788,803	—	6,788,803	—
Telecommunication Services	1,502,836	—	1,502,836	—
TOTAL CORPORATE BONDS	$20,328,138	—	$20,328,138	—
MASTER LIMITED PARTNERSHIP
Energy	337,428	337,428	—	—
Financials	715,275	715,275	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$1,052,703	$1,052,703	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,532,336	1,532,336	—	—
TOTAL INVESTMENTS IN
SECURITIES	$68,579,040	$48,250,902	$20,328,138	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2016	$426,719
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(35,919)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	390,800
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$(35,919)

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$2,980,148
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(165,569)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	2,814,579
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$(165,569)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2016	$259,733
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(21,813)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	237,920
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$(21,813)

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$1,857,052
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(100,548)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	1,756,504
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$(100,548)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2016	$130,275
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(10,937)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	119,338
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$(10,937)

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$2,793,958
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(50,423)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	2,743,535
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$(50,423)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2016	$244,501
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	244,501
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2016	$38,562
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(3,322)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	35,240
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$(3,322)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$351,184
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(15,309)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	335,875
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$(15,309)

Alger SMid Cap Growth Portfolio	Rights
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$1,928,389
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	1,928,389
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$–

Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2016	$427,047
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	427,047
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Common Stocks
Opening balance at January 1, 2016	$724
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	724
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$–

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$19,555
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2016	19,555
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2016	$–

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of March 31, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable
	March 31, 2016	Methodology	Input	Input/ Range
Alger Capital Appreciation Portfolio
Common Stocks	$390,800	Income	Discount Rate	20%-40%
		Approach
Preferred Stocks	$2,814,579	Income	Discount Rate	19%-40%
		Approach
Alger Large Cap Growth Portfolio
Common Stocks	$237,920	Income	Discount Rate	20%-40%
		Approach
Preferred Stocks	$1,756,504	Income	Discount Rate	19%-40%
		Approach
Alger Mid Cap Growth Portfolio
Common Stocks	$119,338	Income	Discount Rate	20%-40%
		Approach
Preferred Stocks	$2,743,535	Income	Discount Rate	18.15%-40%%
		Approach
Special Purpose Vehicle	$244,501	Cost Approach	Purchase Price	Cost
Alger SMid Cap Growth Portfolio
Common Stocks	$35,240	Income	Discount Rate	20%
		Approach
Preferred Stocks	$335,875	Income	Discount Rate	19%-25.19%
		Approach
Alger Small Cap Growth Portfolio
Preferred Stocks	$1,928,389	Income	Discount Rate	18.15%-25.19%
		Approach
Special Purpose Vehicle	$427,047	Cost Approach	Purchase Price	Cost
Alger Growth & Income Portfolio
Common Stocks	$724	Income	Discount Rate	40%
		Approach
Preferred Stocks	$19,555	Income	Discount Rate	40%
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization
(“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On March 31, 2016, there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of March 31, 2016, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$20,112,146	$20,112,146	—	—
Alger Large Cap Growth Portfolio	(276,105)	(276,105)	—	—
Alger Mid Cap Growth Portfolio	6,760,034	6,760,034	—	—
Alger SMid Cap Growth Portfolio	68,950	68,950	—	—
Alger Small Cap Growth Portfolio	6,718,495	6,718,495	—	—
Alger Growth & Income Portfolio	954,631	954,631	—	—
Alger Balanced Portfolio	1,740,368	1,740,368	—	—
Total	$36,078,519	$36,078,519	—	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts.
Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a
Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended March 31, 2015, options were used in accordance with these objectives.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions for the three months ended March 31, 2016.

NOTE 5 — Affiliated Securities:
The company listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended
March 31, 2016. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	March 31,	Dividend	Gain	March 31,
Security	2015	Conversion	Conversion	2016	Income	(Loss)	2016

Alger Capital Appreciation Portfolio
Common Stocks
Choicestream, Inc.*	23,166	–	–	23,166	–	–	9,730
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	645,071	–	–	645,071	–	–	270,930
	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	March 31,	Dividend	Gain	March 31,
Security	2015	Conversion	Conversion	2016	Income	(Loss)	2016

Alger Large Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	15,490	–	–	15,490	–	–	6,506
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	418,439	–	–	418,439	–	–	175,744
Alger Mid Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	7,853	–	–	7,853	–	–	3,298
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	215,920	–	–	215,920	–	–	90,686
Tolero
Pharmaceuticals, Inc.*	356,682	–	–	356,682	–	–	1,075,789
Prosetta Biosciences,
Inc.*	170,419	–	–	170,419	–	–	770,293
Alger SMid Cap Growth Portfolio

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Preferred Stocks
Prosetta Biosciences,
Inc.*	10,615	–	–	10,615	–	–	47,980
Alger Small Cap Growth Portfolio
Preferred Stocks
Tolero
Pharmaceuticals, Inc.*	244,116	–	–	244,116	–	–	736,278
Prosetta Biosciences,
Inc.*	75,383	–	–	75,383	–	–	340,731
Alger Growth & Income Portfolio
Common Stocks
Choicestream, Inc.*	1,723	–	–	1,723	–	–	724
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	45,659	–	–	45,659	–	–	19,555
* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By /s/Hal Liebes

Hal Liebes

President

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: May 31, 2016

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: May 31, 2016